Property and Equipment	12 Months Ended
Dec. 31, 2017
Property and Equipment [Abstract]
Property and Equipment
Note 4 – Property and Equipment

Property and equipment is summarized as follows:

	December 31,
	2017	2016
Furniture and equipment	$564,596	$456,515
Leasehold Improvements	438,996	358,356
Construction in Process	2,725,569	2,725,569
	3,729,161	3,540,440
Less accumulated depreciation	(305,281)	(122,363)
Property and equipment, net	$3,423,880	$3,418,077